Supplement to the
Fidelity® International Small Cap Opportunities Fund
December 30, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jed Weiss (Co-Portfolio Manager) has managed the fund since 2008.
Patrick Drouot (Co-Portfolio Manager) has managed the fund since 2025.
ILS-SUSTK-0525-103 1.9886584.103	May 12, 2025
Supplement to the
Fidelity® International Small Cap Opportunities Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jed Weiss (Co-Portfolio Manager) has managed the fund since 2008.
Patrick Drouot (Co-Portfolio Manager) has managed the fund since 2025.
AILS-SUSTK-0525-106 1.9881393.106	May 12, 2025